Income Tax - Schedule of Provision for Income Tax (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Current
Hong Kong		$ 54,297
Deferred
Hong Kong	(83,757)	(7,051)
Total	$ (83,757)	$ 47,246